ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Sep. 30, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES
10.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of September 30,
	2014	2015
	US$	US$
Tuition fee payables to government agencies	10,096	13,084
Salary and welfare payable	5,222	4,555
Accrued expenses	3,726	3,349
Remuneration payable to lecturers	1,802	2,380
Uncertain income tax liabilities (Note 14)	177	171
Payables to employees in connection with options exercise	94	7
Other payable	1,578	2,447

	22,695	25,993

Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide certain continuing education courses and the Group is only responsible for the student enrollment and provision of online platform and shares certain percentage of tuition fee as service fees.